Earnings per unit and cash distributions	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings per unit and cash distributions
Earnings per unit and cash distributions

	Year ended December 31,
(in US $ millions, except per unit data)	2015	2014	2013
Net income attributable to:
Common unitholders	$184.1	$109.2	$56.4
Subordinated unitholders	40.5	29.0	30.2
Seadrill member interest (1)	32.6	—	57.8
Net income attributable to Seadrill Partners LLC owners	$257.2	$138.2	$144.4

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	75,278	62,374	26,266
Subordinated unitholders	16,543	16,543	16,543

Earnings per unit (basic and diluted):
Common unitholders	$2.45	$1.75	$2.15
Subordinated unitholders	$2.45	$1.75	$1.83

Cash distributions declared and paid in the period per unit (2)	$1.7025	$1.6025	$1.2325

Subsequent event: Cash distributions declared and paid relating to the period per unit (3) :	$0.2500	$0.5675	$0.4450

(1)
Pre-acquisition net income from entities acquired from Seadrill in common control transactions during 2013 (See Note 3), has been allocated to the Seadrill member interest. The Seadrill member interest, and its rights to the incentive distribution rights, is owned by the predecessor owner of acquired entities, Seadrill Limited. Included within the amount allocated to the Seadrill member interest in 2013 is $0.5 million allocated to the incentive distribution rights.

(2)	Refers to the cash distributions relating to the period declared and paid during the year.

(3)	Refers to the cash distribution relating to the period, declared and paid subsequent to the year-end.

Earnings per unit is calculated using the two-class method where undistributed earnings are allocated to the various member interests. The net income attributable to the common and subordinated unitholders and the holders of the incentive distribution rights is calculated as if all net income was distributed according to the terms of the distribution guidelines set forth in the First Amended and Restated Operating Agreement of the Company (the “Operating Agreement”), regardless of whether those earnings could be distributed. The Operating Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of the quarter after establishment of cash reserves determined by the Company’s board of directors to provide for the proper conduct of the Company’s business including reserves for maintenance and replacement capital expenditure and anticipated credit needs. Therefore the earnings per unit is not indicative of potential cash distributions that may be made based on historic or future earnings. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation gains (losses).
Under the Operating Agreement, during the subordination period, the common units will have the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.3875 per unit per quarter, plus any arrearages in the payment of minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units.
Distributions of available cash from operating surplus are to be made in the following manner for any quarter during the subordination period:

•	First, to the common unitholders, pro-rata, until the Company distributes for each outstanding common unit an amount equal to the minimum quarterly distribution for that quarter;

•
Second, to the common unitholders, pro-rata, until the Company distributes for each outstanding common an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for prior quarters during the subordination period; and

•	Third, to the subordinated units, pro-rata, the Company distributes for each subordinated unit an amount equal to the minimum quarterly distribution for that quarter;
In addition, the Seadrill Member currently holds all of the incentive distribution rights in the Company. Incentive distribution rights represent the right to receive an increasing percentage of the quarterly distributions of cash available from operating surplus after the minimum quarterly distribution and target distribution levels have been achieved.
If for any quarter during the subordination period:

•	The Company has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

•
The Company has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, the Company will distribute any additional available cash from operating surplus for that quarter among the unitholders and the holders of the incentive distributions rights in the following manner:

•	first, 100.0% to all unitholders, until each unitholder receives a total of $0.4456 per unit for that quarter (the “first target distribution”);

•
second, 85% to all unitholders, pro rata, and 15.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.4844 per unit for that quarter (the “second target distribution”);

•
third, 75.0% to all unitholders, pro rata, and 25.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.5813 per unit for that quarter (the “third target distribution”); and

•	thereafter, 50.0% to all unitholders, and 50.0% to the holders of the incentive distribution rights, pro rata.
The percentage interests set forth above assumes that the Company does not issue additional classes of equity securities.
The subordination period will extend until the second business day following the distribution of available cash from operating surplus in respect of any quarter, ending on or after September 30, 2017, that each of the following tests are met:

•
distributions of available cash from operating surplus on each of the outstanding common units and subordinated units equaled or exceeded the minimum quarterly distribution for each of the three consecutive, non-overlapping four-quarter periods immediately preceding that date;

•
the “adjusted operating surplus” (as defined in the partnership agreement) generated during each of the three consecutive, non-overlapping four-quarter periods immediately preceding that date equaled or exceeded the sum of the minimum quarterly distributions on all of the outstanding common units and subordinated units during those periods on a fully diluted weighted average basis during those periods; and

•	there are no outstanding arrearages in payment of the minimum quarterly distribution on the common units.

In addition, at any time on or after September 30, 2017, provided there are no arrearages in the payment of the minimum quarterly distribution on the common units and subject to approval by the conflicts committee, the holder or holders of a majority of the subordinated units will have the option to convert each subordinated unit into a number of common units at a ratio that may be less than one-to-one on a basis equal to the percentage of available cash from operating surplus paid out over the previous four-quarter period in relation to the total amount of distributions required to pay the minimum quarterly distribution in full over the previous four quarters.
The distribution made in February 2016, in respect of the fourth quarter of 2015, is below the Minimum Quarterly Distribution as set out above. Arrearages in the payment of the minimum quarterly distribution on the common units must be settled before any distributions of available cash from operating surplus may be made in the future on the subordinated units.

The following distributions were paid to the incentive distribution rights holders for the years ending December 31, 2015, 2014 and 2013.

	Year ended December 31,
(in US $ millions)	2015	2014	2013
Distributions paid to incentive distribution rights holders	9.5	9.2	—